Other Accounts Payables	12 Months Ended
Dec. 31, 2024
Other Accounts Payables [Abstract]
OTHER ACCOUNTS PAYABLES

NOTE 12 – OTHER ACCOUNTS PAYABLES

	December 31
	2024	2023
Composition:

Employees and liabilities in respect thereof	341	342
Accrued expenses	500	532
Loan from former shareholder (*)	-	263
Related parties	8	-
Advance payments from customers	128	274
Institutions	121	342
Warranty provision	35	35
Other	14	3
	1,147	1,791

(*)	A loan received from former Company interested parties; the loan is unlinked, bears no interest, and will be repaid immediately after the repayment of a loan taken by the company from banking corporations; if the loan is not paid on the said date, the loan balance will bear an annual interest rate of 10% as from that date. In March 2024, the Company discharged the obligation in full.